Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	As of December 31,
	2021	2022
Electronic equipment	$147,406	$168,937
Office equipment	194,241	240,788
Leasehold improvement	55,857	63,683
Construction in progress	2,088	-
Less: accumulated depreciation	(191,603)	(253,938)
Property and equipment, net	$207,989	$219,470